BASIS OF PRESENTATION (Details Narrative)				9 Months Ended
	Sep. 10, 2021	Sep. 08, 2021	Feb. 10, 2015	Dec. 31, 2021
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	60.49%	60.49%
Top of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	78.32%	78.32%
United Kingdom based immune-oncology [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			60.49%
Saugatuck [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary				70.00%
Proportion of ownership interests held by non-controlling interests				30.00%
IOX [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary				21.68%
Subsidiaries [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests				35.00%